Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 368,447	$ 311,764	$ 268,236
Service revenues, net	1,817,077	1,180,250	941,903
Total Revenues (Notes 2 and 16)	2,185,524	1,492,014	1,210,139
OPERATING EXPENSES/(INCOME):
Voyage expenses (Note 2)	117,165	103,211	30,012
Vessels, drilling rigs and drillships operating expenses	844,260	609,765	649,722
Depreciation and amortization (Note 7)	449,792	357,372	335,458
Loss on sale of assets, net (Note 7)	0	0	1,179
Loss on contract cancellation (Note 6)	1,307	0	0
Contract termination fees and other (Note 6)	0	33,293	41,339
Vessel impairment charge (Notes 7 and 10)	38,148	43,490	0
General and administrative expenses	193,686	184,722	145,935
Legal settlements and other, net (Note 13.1)	(2,013)	4,585	(9,360)
Operating income	543,179	155,576	15,854
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes $22,195 accumulated other comprehensive classifications in 2012 for losses on previously designated cash flow hedges and gains on Senior Notes) (Note 15)	(411,021)	(332,129)	(210,128)
Interest income	12,146	12,498	4,203
Gain/(Loss) on interest rate swaps (Note 10)	(15,528)	8,373	(54,073)
Other, net (Note 10)	7,067	2,245	(492)
Total other expenses, net	(407,336)	(309,013)	(260,490)
INCOME/(LOSS) BEFORE INCOME TAXES	135,843	(153,437)	(244,636)
Less: Income taxes (Note 18)	(77,823)	(44,591)	(43,957)
NET INCOME/(LOSS)	58,020	(198,028)	(288,593)
Less: Net (income)/loss attributable to non-controlling interests	(105,532)	(25,065)	41,815
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(47,512)	(223,093)	(246,778)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC COMMON STOCKHOLDERS (Note 17)	$ (48,209)	$ (223,149)	$ (246,778)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 17)	$ (0.11)	$ (0.58)	$ (0.65)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	456,031,628	384,063,306	380,159,088